Intangible assets, net - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
Amortization expenses of intangible assets	$ 161	$ 97	$ 13
Impairment on intangible assets	$ 0	$ 0	$ 0